Reverse Recapitalization - Schedule of Share Ownership of EM&T Common Stock (Details) - Common Shares [Member]	3 Months Ended
	Mar. 31, 2026 shares
Schedule of Share Ownership of EM&T Common Stock [Line Items]
Common stock, outstanding prior to Merger	2,848,313
Less: redemption of WTMA shares	(427,871)
WTMA Rights	772,768
New shares issued pursuant to WTMA extensions	1,597,784
Private placement rights and new board member	85,205
Total common stock from WTMA	4,876,199
Total shares of common stock immediately after closing date	593,349,852
Historical EM LLC Member Units (Voting) [Member]
Schedule of Share Ownership of EM&T Common Stock [Line Items]
Total shares of common stock immediately after closing date	395,186,066	[1]
Historical EM LLC Member Units (non-voting) [Member]
Schedule of Share Ownership of EM&T Common Stock [Line Items]
Total shares of common stock immediately after closing date	62,601,409	[1]
EM LLC Convertible Preferred Units [Member]
Schedule of Share Ownership of EM&T Common Stock [Line Items]
Total shares of common stock immediately after closing date	12,640,000	[2]
EM Share Obligations [Member]
Schedule of Share Ownership of EM&T Common Stock [Line Items]
Total shares of common stock immediately after closing date	118,046,178	[3]

[1]	The number of EM LLC Member Units was determined from the 100,000 and 900,000 outstanding units prior to the Business Combination, converted to their exchange basis of New EM common stock.
[2]	For further information, refer to Note 13 — Equity.
[3]	For further information, refer to Note 10 — Derivative Liabilities and Note 11 — Fair Value Measurements.